BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	6 Months Ended
Jun. 30, 2012
Computer Equipment [Member]
Useful life	3 years
Equipment [Member]
Useful life	5 years
Leaseholds And Leasehold Improvements [Member]
Useful life	12 years
Minimum [Member] | Furniture And Fixtures [Member]
Useful life	5 years
Maximum [Member] | Furniture And Fixtures [Member]
Useful life	7 years